Employee benefit obligations - Disclosure of Position of Post-Employment Benefit Plan (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Fair value of plan assets	€ 11,998	€ 10,078
Post-employment defined benefit plan
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	(16,585)	(13,405)
Fair value of plan assets	11,998	10,078
Deficit in the plan	(4,587)	(3,327)
Experience adjustments on defined benefit obligation	€ (644)	€ (131)